Dec. 31, 2022
Calvert Global Equity Fund
Calvert Global Equity Fund
Investment Objective
The Fund's investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 36 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. On September 15, 2023, the Fund acquired the assets of the Eaton Vance Focused Global Opportunities Fund (the “Predecessor Fund”), as part of a tax-free reorganization. The Predecessor Fund’s portfolio turnover rate was 29% of the average value of its portfolio for its most recent fiscal year.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (the “80% Policy”). The Fund will also, under normal market conditions, invest (i) primarily in equity securities; (ii) at least 30% of its net assets in companies located outside of the United States, which may include emerging market countries; and (iii) in issuers located in at least five different countries (including the United States). An issuer will be considered to be located outside of the United States if it is domiciled in, derives a significant portion of its revenue from, or its primary trading venue is outside of the United States. The Fund may purchase securities that trade in the form of depositary receipts, such as American Depositary Receipts sponsored or unsponsored, and Global Depositary Receipts. The Fund expects to hold approximately 25 to 40 stocks. The Fund may invest in companies of any size, including smaller, less seasoned companies. More than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”).

In selecting securities to implement the Fund’s core investment approach, the portfolio managers seek companies that, in their opinion, are high in quality or improving in quality.  Investment decisions for the Fund are made primarily on the basis of fundamental bottom-up research conducted by the investment adviser’s and sub-adviser’s research staff.  The portfolio managers seek companies which he believes have strong business franchises but whose value is not yet fully reflected in their share prices.  Such companies may include companies with a high return on invested capital, companies with a sustainable competitive advantage and/or companies with shareholder-friendly management teams.  The Fund’s focus on valuation and quality companies may help dampen performance volatility in down markets.  The portfolio managers seek to manage investment risk by maintaining issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to pursue more attractive investment opportunities.

Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations, which are more significant in a focused fund that invests in a limited number of securities; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser’s skill in properly identifying and analyzing material ESG issues.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Smaller Company Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on September 15, 2023 (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Predecessor Fund did not follow the Calvert Principles and, accordingly, the performance of the Predecessor Fund may not be indicative of how the Fund may have performed. Prior to the Reorganization, the Fund had not yet commenced operations.

The returns in the bar chart reflect the historical performance of the Predecessor Fund’s Class A shares. The Predecessor Fund began offering Class A shares on December 14, 2021, and the returns in the bar chart are for the Predecessor’s Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The performance of the Predecessor’s Class A shares for the period prior to December 14, 2021 (commencement of operations) is that of the Predecessor’s Class I shares and not adjusted for any other differences in the expenses of the two classes.  To the extent expenses of the Predecessor’s Class A shares would have been higher than expenses of the Predecessor’s Class I shares for the periods shown, the performance of the Predecessor’s Class A shares would have been lower.  Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

During the period from December 31, 2015 through December 31, 2022, the highest quarterly total return for Class A was 20.06% for the quarter ended June 30, 2020, and the lowest quarterly return was -21.87% for the quarter ended March 31, 2020.

These returns reflect the maximum current sales charge for Class A (5.25%).  Predecessor’s Class I commenced operations on December 17, 2015.  The Predecessor’s Class A performance shown above for the period prior to December 14, 2021 (commencement of operations) is the performance of Predecessor’s Class I shares, adjusted for the sales charge that applies to Predecessor’s Class A shares but not adjusted for any other differences in the expenses of the two classes.  To the extent expenses of Predecessor’s Class A shares would have been higher than expenses of Class I shares for the periods shown, the performance of Class A shares would have been lower.  (Source for the MSCI World Index: MSCI.)  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Calvert Global Small-Cap Equity Fund
Calvert Global Small-Cap Equity Fund
Investment Objective
The Fund's investment objective is to seek long-term total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 36 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. On September 15, 2023, the Fund acquired the assets of the Eaton Vance Global Small-Cap Equity Fund (the “Predecessor Fund”), as part of a tax-free reorganization. The Predecessor Fund’s portfolio turnover rate was 45% of the average value of its portfolio for its most recent fiscal year.
Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies (the “80% Policy”). The portfolio managers generally consider small-cap companies to be those companies with market capitalizations within the range of companies included in the MSCI World Small Cap Index. The market capitalization range for the MSCI World Small Cap Index was $13.7 million to $13.1 billion as of March 31, 2023. The market capitalizations of companies within the MSCI World Small Cap Index are subject to change. Under normal market conditions, the Fund will invest (i) at least 30% of its net assets in companies located outside of the United States, which may include emerging market countries; and (ii) in issuers located in at least five different countries (including the United States). An issuer will be considered to be located outside of the United States if it is domiciled, derives a significant portion of its revenue from, or its primary trading venue is outside of the United States. Securities may trade in the form of depositary receipts, such as American Depositary Receipts sponsored or unsponsored, and Global Depositary Receipts. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly-traded real estate investment trusts (“REITs”).

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates or as a substitute for the purchase or sale of securities. The Fund expects to use derivatives principally to attempt to manage cash positions through the use of futures contracts. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.

In managing the Fund, the portfolio managers seek to exploit inefficiencies in the small-cap market through fundamental bottom-up research conducted by the investment adviser and sub-adviser’s research staff.  The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. The portfolio managers take a long-term perspective when selecting companies and the quality focus typically leads them to companies benefitting from structural growth or structural change.  Sought after company characteristics may include: a business model with identifiable competitive advantage(s)/barrier(s) to entry, a scalable market opportunity, a solid balance sheet, and a strong management team with a history of good capital allocation. Such companies typically exhibit high or improving returns on capital, strong free-cash-flow generation, and positive or inflecting earnings. The portfolio managers also employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities.

Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser’s skill in properly identifying and analyzing material ESG issues.

Smaller Company Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.   The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on September 15, 2023 (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The

Predecessor Fund did not follow the Calvert Principles and, accordingly, the performance of the Predecessor Fund may not be indicative of how the Fund may have performed. Prior to the Reorganization, the Fund had not yet commenced operations.

The returns in the bar chart reflect the historical performance of the Predecessor Fund’s Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Prior to August 7, 2015, the Predecessor Fund’s investment adviser employed an investment objective and strategy of seeking to achieve long-term after-tax returns by investing in value stocks of small-cap companies.  From August 7, 2015 until March 1, 2018, the Predecessor Fund’s investment adviser employed an investment objective and strategy of seeking long-term, after-tax returns by investing in stocks of global small-cap companies.  Effective March 1, 2018, the Predecessor Fund changed its investment objective and strategy to no longer seek after-tax returns.  Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2022, the highest quarterly total return for Class A was 21.28%  for the quarter ended June 30, 2020, and the lowest quarterly return was -25.95%  for the quarter ended March 31, 2020.

These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. (Source for MSCI World Small Cap Index:  MSCI.)  MSCI data may not be reproduced or used for any other purposes.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.   Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Calvert Small/Mid-Cap Fund
Calvert Small/Mid-Cap Fund
Investment Objective
The Fund's investment objective is to provide growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 36 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. On September 15, 2023, the Fund acquired the assets of the Eaton Vance Special Equities Fund (the “Predecessor Fund”), as part of a tax-free reorganization. The Predecessor Fund’s portfolio turnover rate was 40% of the average value of its portfolio for its most recent fiscal year.
Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small- to mid-capitalization companies (the “80% Policy”). The Fund defines small- to mid-capitalization companies as those whose market capitalization falls within the range of the Russell 2500® Index at the time of investments. The Fund may also invest in larger or smaller companies that the investment adviser believes have growth characteristics as described below. As of March 31, 2023, the market capitalization range for Russell 2500™ Index was $3.0 million to $23.8 billion. Market capitalizations of companies within the Russell 2500™ Index are subject to change. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”).

Investment decisions for the Fund are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of the investment adviser’s research staff in making investment decisions. The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. The portfolio managers take a long-term perspective when selecting companies and the quality focus typically leads them to companies benefitting from structural growth or structural change.  Sought after company characteristics may include: a business model with identifiable competitive advantage(s)/barrier(s) to entry, a scalable market opportunity, a solid balance sheet, and a strong management team with a history of good capital allocation. Such companies typically exhibit high or improving returns on capital, strong free-cash-flow generation, and positive or inflecting earnings. The portfolio managers also employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities.

Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Smaller and Mid-Sized Company Risk.  The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser’s skill in properly identifying and analyzing material ESG issues.

Growth Risk. Because the Fund normally invests primarily in stocks of growth companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency..

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on September 15, 2023 (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Predecessor Fund did not follow the Calvert Principles and, accordingly, the performance of the Predecessor Fund may not be indicative of how the Fund may have performed. Prior to the Reorganization, the Fund had not yet commenced operations.

The returns in the bar chart reflect the historical performance of the Predecessor Fund’s Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2022, the highest quarterly total return for Class A was 22.04%  for the quarter ended December 31, 2020, and the lowest quarterly return was -24.86%   for the quarter ended March 31, 2020.

These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class C shares automatically convert to Class A shares eight years after purchase.  The average annual total returns listed for Class C reflect conversion to Class A shares after eight years.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.